Discontinued operations - Cash flows (used in)/from discontinued operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Net cash from/(used in) operating activities	$ 80	$ (901)	$ 88,325
Net cash from/(used in) investing activities	0	119	(4,676)
Net cash used in financing activities	0	(1,184)	(343)
Net cash inflows/(outflows) for the year	$ 80	$ (1,966)	$ 83,306